Form N-1A Cover	Dec. 11, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Entity Central Index Key	0000842790
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 11, 2025
Prospectus Date	Jun. 27, 2025